Note 4 - Investment in Oil & Gas Property	9 Months Ended
Sep. 30, 2013
Notes
Note 4 - Investment in Oil & Gas Property

NOTE 4 – INVESTMENT IN OIL & GAS PROPERTY

In March 2011, the Company acquired an 8% working interest (6.4% Net Revenue Interest [“NRI”]) in the Haggard #5-17 well located in Noble County, Oklahoma, USA. The Company capitalized $35,844 in development of this well. The well’s production commenced in 2011 and is still currently producing. A royalty consisting of 60% of the net revenue received from the production of the well will be distributed proportionally to the well’s investors.

In April and May 2011, the Company raised a total of $95,000 towards its share of the drilling and completion of the Bond #4 well through the issuance of 38 units. The Company has a 20% NRI in the Bond #4 well and each of the 38 units was priced at $2,500 per unit totaling $95,000 cash and consisted of 5,000 restricted common shares, a pro rata share of 60% of the net revenue generated from the production of the well, and warrants to purchase 10,000 shares of the Company’s common stock at $0.25 per share with an expiration date of October 2012. Each unit holder was granted the option to surrender their pro rata interest in the revenue from the well back to the company in exchange for 5,000 restricted common shares per unit surrendered. This option is exercisable for a period of 36 months from the date the investor receives the first revenue check. Of the $95,000 received, the Company allocated $20,936 towards the value of the investors’ 60% interest in the Company’s share of the well’s net revenue and credited this amount against the $93,332 it has currently paid and capitalized towards the drilling cost of the well. A consulting fee in connection with the offering was paid through the issuance of 3.4 units. The capitalized cost of the well was further reduced by the consultant’s allocated share in the well’s net revenue by $1,873. In November 2011, the Company received a refund of $7,771 from the well operator of costs related to this well, which reduced the capitalized cost allocated to this well. Total capitalized costs related to this well are $60,732.

In August 2011, the Company raised a total of $65,000 towards its share of the drilling and completion of the Chuck #1 well through the issuance of 26 units. The Company has a 20% NRI in the Chuck #1 well and each of the 26 units was priced at $2,500 per unit totaling $65,000 cash and consisted of 5,000 restricted common shares, a pro rata share of 60% of the net revenue generated from the production of the well, and warrants to purchase 10,000 shares of the Company’s common stock at $0.25 per share with an expiration date of February 2013. Each unit holder was granted the option to surrender their pro rata interest in the revenue from the well back to the company in exchange for 5,000 restricted common shares per unit surrendered. This option is exercisable for a period of 36 months from the date of acceptance of the Subscription Agreement. Of the $65,000 received, the Company allocated $15,394 towards the value of the investors’ 60% interest in the Company’s share of the well’s net revenue and credited this amount against the $59,015 it has currently paid and capitalized towards the drilling cost of the well. A consulting fee in connection with the offering was paid through the issuance of 2.6 units. The capitalized cost of the well was further reduced by the consultant’s allocated share in the well’s net revenue by $1,539. As of the date of this report, the Chuck #1 well is not in production. Total capitalized costs related to this well are $42,779.

As of September 30, 2013, the Company’s accrued asset retirement obligation totaled $8,733. Accretion of the obligation charged to cost of oil and gas activities for the three months ended September 30, 2013 and 2012 amounted to $(3,593) and $0, respectively. Accretion of the obligation charged to cost of oil and gas activities for the Nine months ended September 30, 2013 and 2012 amounted to $(3,221) and $0, respectively. Depletion expense is also included in cost of oil and gas activities as reflected in the accompanying statements of operations. Depletion expense for the three months ended September 30, 2013 and 2012 amounted to $3,656 and $13,119, respectively. Depletion expense for the nine months ended September 30, 2013 and 2012 amounted to $21,442 and $48,467, respectively.

In September 2013, the Company sold three leases to its operator for $8,000 and cancelation of debt owed the operator on past lease operating costs totaling $25,399. The net cost of the three wells that was charged against the oil properties cost center totaled $153,212.